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                               SANTA BARBARA GROUP
                                 OF MUTUAL FUNDS

                                                                   July 30, 2007
VIA EDGAR (Correspondence Filing)

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attn : Patricia P. Williams
(202) 551-6986

                 RE:      The Santa Barbara Group of Mutual Funds
                          (the "Registrant")
                           File Nos. 333-56546 and 811-07414
                           ---------------------------------

Dear Mr. DiStefano:

      On behalf of the Santa Barbara Group of Mutual Funds (the "Registrant"), this letter responds to the comments you provided by telephone on July 19, 2007 to Betsy Santen with respect to the above-referenced 485(a) post-effective amendment filing on June 4, 2007 in order to change the name of the Bender Growth Fund to PFW Water Fund and to change the Fund's investment strategies. Your comments are set forth below, followed by the Registrant's response.

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Comment 1:            The  Item 2  disclosure  in the  Prospectus  needs  to be
                      expanded to include more disclosure about the Fund's investments and risks.

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Response:             We have revised the Item 2 disclosure and included it as
                      "Attachment A" to this letter.
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Comment 2:            The  Prospectus  needs more Item 4  Disclosure  regarding
                      the Fund's investment objectives, principal investment strategies and related risks, as well as the adviser's
                      stock  selection  process.   The  Prospectus  needs  more
                      disclosure about the risks specific to the Fund, such as water stock risk. The foreign securities risk section is too general and needs to be revised.
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Response:             See  the  response  to  comment  1  above.  This  revised
                      disclosure contains disclosure on water related risks. In addition, we have expanded the newly named section, "Additional Information about Principal Investments and Risks" to include equity security disclosure and to expand the disclosure on fixed income securities. This
                      section  also  includes  more  specific   information  on
                      foreign securities risks.
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

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Comment 3:            The Fund's name must meet the 80% fund names rule
                      requirement
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Response:             We have included an 80% policy to invest in water
                      related securities. (See the response to comment 1
                      above).
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Comment 4:            Is the Standard & Poor's 500 Index an appropriate index
                      for this Fund?
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Response:             We believe the Standard & Poor's Index is an appropriate
                      index for the Fund because it is a broad-based index
                      that represents the general securities market, similar
                      to the Fund's investment universe of water-themed products that represent all aspects of the economy and affect all products and industries.
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Comment 5:            The Total Annual Fund Operating Expenses for the Fund in
                      the "Fee Table" do not match the total operating
                      expenses in the Financial Highlights table.
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Response:             Footnote 3 to the Fee Table explains that the Management
                      Fees are based on the actual operating history for the March 31, 2007 fiscal year but have been restated to reflect a decrease in administrative service fees effective August 1, 2007.
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Comment 6             The footnotes in the Operating Expense Table should be
                      moved under the Example
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Response:             The footnotes in the Operating Expense Table have been
                      moved below the Example
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Comment 7             The heading, "Additional Information About Investments
                      and Risks should be revised to state: "Additional Information about Non-Principal Investments and Risks.
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Response              We have determined that the information under this
                      heading refers to Principal Investments and Risks and have renamed it accordingly as, "Additional Information about Principal Investments and Risks."
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

The Registrant acknowledges that:

            o The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

            o Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and

            o The Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

On behalf of the Registrant and Capital Research Brokerage Services, LLC, the Registrant's distributor, we hereby request that the Commission accelerate the effective date of the Registrant's Post-Effective Amendment No. 19 (the "Amendment"), which was filed July 30, 2007, to August 1, 2007, or the earliest practicable date thereafter. Absent acceleration, the Amendment would become effective on September 28, 2007.

      If you have any questions concerning our response or acceleration request, please contact JoAnn M. Strasser at Thompson Hine LLP at (513) 352-6725.

Santa Barbara Group of Funds,           Capital Research Brokerage Services,
Inc.                                     LLC
By: John P. Odell, Co-President         By: John P. Odell, Co-President

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/s/                                     /s/

Attachment A
                                 PFW Water Fund

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The Fund's Investment     o    long-term growth of capital.  Current income is
Objective Is:                  not a significant investment consideration and
                               any such income realized will be considered incidental to the Fund's investment objective.
                               PFW in the Fund's name refers to "Portfolio
                               From Water."

The Fund's Principal
Investment Strategies
Are:                      o    under normal circumstances, to invest at least
                               80% of its assets in water-related companies.
                               Shareholders will be provided with at least 60
                               days' prior notice of any change in this
                               policy.  For purposes of this 80% policy, a
                               water-related company is a company that derives
                               at least 50% of its income or profits from, or
                               devotes at least 50% of its resources to the
                               production or delivery of, water-related
                               products or services.   Water-related products
                               and services are those that influence the quality or availability of water, and may include, but are not limited to, any of the following activities:

                                   (i)   the production, collection, treatment
                                         and distribution of water to domestic
                                         and industrial users;

                                   (ii)  the purification, desalination, or
                                         disinfection of water;

                                   (iii) the collection, treatment or disposal
                                         of domestic and industrial liquid
                                         wastes;

                                   (iv)  companies providing equipment,
                                         consulting and engineering services in
                                         connection with water.

                          o The Fund's portfolio will be diversified among a wide range of industry classifications following an investment theme related to water.

                          o The Fund may invest in U.S. and foreign equity securities of all market capitalizations. Equity securities include common stocks and convertible securities.

                          o The Fund will invest primarily in equity securities of water-related companies that the portfolio manager believes will experience growth due to innovative products and services, a distinct competitive advantage, management changes, or redeployment of company assets to new opportunities. The Fund's portfolio securities will have some or all of the following characteristics:

                                   (i)   Accelerated earnings

                                   (ii)  Strong and improving fundamentals

                                   (iii) Strong industry presence

                                   (iv)  Low institutional ownership or
                                         sponsorship

                          o The Fund may invest up to 25% of its total assets in foreign securities, including American Depositary Receipts

                          o The Fund may invest, under certain circumstances, in exchange-traded and closed-end funds for liquidity and pending selection of portfolio securities

                          o The Fund will sell a stock under one or more of the following conditions:

                                   (i)   when the company's business prospects
                                         have changed

                                   (ii)  when a stock has reached its targeted
                                         value

                                   (iii) when a stock has appreciated
                                         significantly and the portfolio manager
                                         believes that it is prudent to reduce
                                         the position and realize some of the
                                         gain.

The Principal Risks of    o    Management Risk - The portfolio manager has no
Investing in the Fund          experience managing the assets of a mutual fund.
Are:                           The portfolio manager may select stocks that
                               decline in value and do not experience growth as anticipated.

                          o General Risk - There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to risks. The Fund generally is appropriate for long-term investors who understand the potential risks and rewards of investing in common stocks. When you sell your Fund shares, they may be worth less than what you paid for them, because the value of the Fund's investments will vary from day-to-day.

                          o Stock Market Risk - The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value. The stock market trades in cyclical price patterns, with prices generally rising or falling over time. These cyclical periods may last for significant periods.
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

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                          o    Company Risk - Because of changes in the
                               financial condition or prospects of specific companies, the individual stocks selected by the Fund's portfolio manager may decline in value, thereby causing the Fund to decline in value.

                          o Water-Related Securities Risk- Investing in water-related companies may expose the Fund to additional risk because some of the companies in the Fund's portfolio can be affected by common economic trends or other changes. Adverse developments in a particular industry that is water-related may significantly affect the value of other related industries and the Fund's shares. Some companies involved in water related activities are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the ability of companies engaged in one or more water related activities to produce favorable returns.

                          o    Small Cap Risk - The Fund may invest in
                               companies that are considered to be small-cap (less than $3 billion in total market capitalization). Small-cap companies can be riskier investments than larger capitalized companies due to their lack of experience, product diversification, cash reserves and management depth. Further, small-cap company stocks can be much more volatile than larger companies because changes in the economic climate can have a more pronounced effect on smaller companies. Small cap companies may be more thinly traded than larger capitalization companies and subject to liquidity risk.

                          o Growth Risk - The Fund invests in companies considered to be growth-oriented companies. If the portfolio manager's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Over time, growth investing may go in and out of favor, which may cause growth-oriented funds to underperform when value investing is in favor.

                          Foreign Security Risk - The Fund may invest in foreign securities, including American Depositary Receipts. Foreign securities may have greater risks than domestic securities due to differences in political, regulatory, accounting and economic conditions, exposure to currency fluctuations, less liquidity, less developed or efficient trading markets and less publicly available information.
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You can find more information about the Fund's investments and risks under the section, "Additional Information About Principal Investment Strategies and Risks" in this Prospectus